Intangible Assets	6 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets

Note 17. Intangible assets

	Consolidated
	31 December 2025	30 June 2025
	$	$
Non-current assets
Trade Secrets and Patents – at cost	23,857,306	23,857,306
Less: Accumulated amortisation	(5,423,478)	(4,827,042)
Net carrying value	18,433,828	19,030,264

Patents and trademarks – at cost	873,406	234,289
Add: Additions	75,293	639,117
Less: Accumulated amortisation	(68,065)	(45,697)
Net carrying value	880,634	827,709
	19,314,462	19,857,973

Reconciliation

Reconciliations of the written down values at the beginning and end of the current and previous financial period are set out below:

Consolidated	Trade Secrets	Patents & trademarks	Total
	$	$	$
Balance at 1 July 2024	20,223,135	214,823	20,437,958
Additions	-	639,117	639,117
Amortisation expense	(1,192,870)	(26,232)	(1,219,102)

Balance at 30 June 2025	19,030,265	827,708	19,857,973
Additions	-	75,293	75,293
Amortisation expense	(596,436)	(22,368)	(618,804)
Balance at 31 December 2025	18,433,829	880,633	19,314,462

Trade secrets were acquired during 2021 financial year by the Consolidated Entity and are amortised over its useful life estimate of 20 years. As at 31 December 2025 the remaining useful life of the trade secrets is 15.5 years (30 June 2025:16 years).

Assessment for impairment - 31 December 2025

Management has assessed the existence of impairment indicators for intangible assets as at the half-year reporting date. No internal or external indicators of impairment were identified. Accordingly, no impairment test has been performed, and the carrying amounts of intangible assets remain appropriate.

Methodology

An impairment loss expense in the profit or loss is recognised when the carrying amount of an asset exceeds its recoverable amount. The Consolidated Entity determined the recoverable amounts of the Gelteq Consolidated Entity as one cash generating unit (“CGU”) using a value in use approach

The recoverable amount of the CGU has been determined by a forecast model that estimated the future cash flows based on budgets and forecasts for five years prepared by management. The management extended the forecasts for a period of 4 years on the basis that, in the case of early stage businesses that are reasonably expective of high growth for a significant period of time, it is generally necessary to forecast cash flows for a period greater than five years to reflect the business reaching a mature stable level of growth to enable the application of a terminal value calculation. Also included at the end of the forecast period is a terminal value reflecting a continuing value at the end of the forecast period on the basis of capitalising free cash flows in perpetuity at a growth rate of 2.5% per annum.

These cash flows were then discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

A reference to Financial Years (FY), refers to a period covering July 1st to June 30th the next year. A reference to a calendar year (CY) refers to the period from January 1st to December 31st of the same year.

The discounted cash flow model used in the assessment of fair value less cost to sell is sensitive to a number of key assumptions, including revenue growth rates, discount rates and operating costs. These assumptions can change over short periods of time and can have a significant impact on the carrying value of the assets. For any AUD figures presented from the valuation analysis, these have been obtained by conversion from USD at an exchange rate of 1 AUD = 0.6693 USD.

Fair value less cost to sell and key assumptions

The Company estimates the fair value less cost to sell of the Consolidated Entity’s CGU using discounted cash flows. Management assumptions were developed incorporating internal and external market information, although the extent to which they rely on past experience of the Consolidated Entity is limited given the consolidated entity has not yet started full scale operations, pending completion of capital raising activities where necessary, with external sources of information having been adjusted to reflect factors specific to the Consolidated Entity. Fair value less cost to sell is categorised within level 3 of the fair value hierarchy.

For the reporting period ended 31 December 2025, the recoverable amount of the CGU was determined based on fair value less cost to sell calculations which required the use of key assumptions:

Operating Segments

The Consolidated Entity’s cash flows are generated from one CGU which covers nutraceuticals for humans and animals, pharmaceutical for humans and animals and controlled substances.

Cash Flow Projections

●	The calculations used cash flow projections based on financial budgets and forecasts approved by management covering FY25 to FY31. The projections included negative undiscounted operating cash flows in FY27 before making positive operating returns from FY28 onwards as the business scales up operations and operating margins that are in line with industry averages in similar industries. A full 5 years of cash flow projections were used to allow for 2 years of positive cash flow projections in the forecast period. The management experts extended the forecasts for an additional 4 years for a total forecast period of 9 years on the basis that, in the case of early stage businesses that are reasonably expective of high growth for a significant period of time, it is generally necessary to forecast cash flows for a period greater than five years to reflect the business reaching a mature stable level of growth to enable the application of a terminal value calculation.

●	A pre-tax discount rate range of 22-24%, reflecting rates of return required by typical investors in early-stage businesses similar to the Consolidated Entity, was applied.

Revenue

●	Management have implemented a hybrid revenue model with revenue generated from manufacturing and royalties (on each individual order).

●	The forecast model is based on a 4 year compound average growth rate of 82%, based on management forecasts to FY31. The model forecast revenue growth rates 100% in FY27, 174% in FY28, 65% in FY29, 73% in FY30 and 50% in FY31, following revenue growth in FY27 from a close to nil level in FY26.

Gross Margins

●	Gross margin is forecast to increase from 0% in FY26 to 50% in FY27 and beyond. The benefits of scaling from manufacturing larger quantities is considered to be forecast relatively conservatively as different clients will have different formulations which may mean scale benefits are lower than for the production of homogenous products. The forecast gross margins are in line with comparable industry gross margins.

Operating Expense

●	The largest operating expense is employee costs. Salary and benefits are forecast to increase by 40% in FY27, 56% on FY30 and 9% in FY31, with growth rates declining thereafter, in line with reducing revenue growth, and oncosts are forecast at 18-19% of salaries.

EBITDA

●	The forecast model is based on a long-term EBITDA margin of 29%. Forecast EBITDA is negative in early years, which is expected for an early stage startup business where typically the average timeframe to profitability is 2 -3 years. The forecast model’s EBITDA margins are -33% in FY27, 10% in FY28, and 20% in FY29, 26% in FY 30 and beyond, 31% in FY31 with the ongoing EBITDA equal to similar industries in relevant world markets.

CAPEX

●	No material Capex has been forecast as the costs borne by Gelteq in working with clients to develop products is included in other forecast expenses.

Amortisation

●	Amortisation has been estimated at 5% of the opening intangibles balance each year. This roughly equates to an average useful life of 20 years for intangibles, which is in line with the Consolidated Entity’s current policy.

Tax Rate

●	A tax rate of 30% has been applied in line the with the corporate tax rate in Australia. Whilst the tax rate may be lower in earlier years, this tax rate is in line with the Consolidated Entity’s long term tax rate and the tax rate of a likely acquirer.

Working Capital

●	Model forecasts the receivables and payables at 30 days in line with management expectations. Payables days are only applied to operating expenses as all manufacturing costs are paid prior to dispatch to customers.

Other Balance Sheet Items

●	There are no other assumptions that result it material balance sheet movements that affect forecast cash flow.

Terminal Growth Rate

●	Long term growth rate, used for the terminal value calculation, is 2.5%, reflecting the Australian long term nominal inflation rate.

Apart from the considerations described in determining the value-in-use of the cash-generating units described above, management is not currently aware of any other probable changes that would necessitate changes in its key estimates